Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
IFRS Statement [Line Items]
Net income	$ 3,733	$ 3,277
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	(257)	293
Reclassification to earnings of net loss/(gain)	(10)	(21)
Changes in allowance for credit losses recognized in earnings	(2)	1
Income taxes relating to:
Change in unrealized gain/(loss)	63	(74)
Reclassification to earnings of net loss/(gain)	1	4
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(205)	203
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	2,354	(3,371)
Net gain/(loss) on hedges	(1,034)	1,471
Income taxes relating to:
Net gain/(loss) on hedges	271	(386)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	1,591	(2,286)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	640	(909)
Reclassification to earnings of loss/(gain)	(1,452)	555
Income taxes relating to:
Change in gain/(loss)	(150)	179
Reclassification to earnings of loss/(gain)	356	(86)
Net change in gain/(loss) on derivatives designated as cash flow hedges	(606)	(261)
Actuarial gain/(loss) on employee benefit plans
Gain/(loss)	377	553
Income taxes	(99)	(145)
Actuarial gain/(loss) on employee benefit plans	278	408
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	87	135
Income taxes	(23)	(37)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	64	98
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(16)	23
Income taxes	4	(6)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(12)	17
Total other comprehensive income (loss)	713	(1,877)
Total comprehensive income (loss)	4,446	1,400
Attributable to:
Comprehensive income (loss), attributable to shareholders	4,403	1,335
Preferred shareholders and other equity instrument holders	43	65
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ (397)	$ (56)